RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 142,477	¥ 177,341		¥ 331,137
Amount due from related parties		1,361,805	[1]		$ 142,039	¥ 988,853
Amounts due to related parties		8,276,459	[1]		$ 15,319	106,645
Fund distribution services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	113,930	113,748		245,620
Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	28,547	63,593		85,517
CreditEase Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties						407,240
Xinda Hongtao
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties		470,465				213,624
Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties		469,055				202,724
Amounts due to related parties		6,316,245
Puxin
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties						150,743
Amounts due to related parties		1,681,553				47,046
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties		154,491				1,893
Amounts due to related parties		168,381				33,486
CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	966,500	2,141,353		3,995,802
Amount due from related parties		211,177
CreditEase | Cash process service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses				377
CreditEase | Guarantee service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses				110,877
CreditEase | Management consulting service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	3,000			4,568
CreditEase | Rental of equipment
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	4,384	52,606		8,768
CreditEase | Credit assessment service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	19,025	38,203		222,170
CreditEase | System support service
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	179,458	657,206		804,212
CreditEase | Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	296,493	327,917		96,276
CreditEase | Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	¥ 464,140	1,065,421		¥ 2,748,554
Beijing Zhicheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		2,410				16,156
Other related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related parties		56,617				12,629
Amounts due to related parties		¥ 107,870				¥ 9,957

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.